Stock-based compensation	12 Months Ended
Dec. 31, 2023
Stock-based compensation
Stock-based compensation

27.Stock-based compensation

(a)Restricted share units (RSU)

The Company’s Board of Directors has adopted an Equity Incentive Plan. The Equity Incentive Plan received majority shareholder approval in accordance with the policies of the TSXV at the annual and special meetings of the Company’s shareholders held on June 28, 2019, and was last amended, by a majority of votes in a shareholders’ meeting held on June 30, 2023. The Equity Incentive Plan is available to (i) the directors of the Company, (ii) the officers and employees of the Company and its subsidiaries and (iii) designated service providers who spend a significant amount of time and attention on the affairs and business of the Company or a subsidiary thereof (each, a “Participant”), all as selected by the Company’s Board of Directors or a committee appointed by the Company’s Board of Directors to administer the Equity Incentive Plan (the “Plan Administrators”).

Under the approved Equity Incentive Plan a total of 18,120,878 RSUs could be granted and converted into shares, out of which 15,742,322 RSUs have already been granted or issued. A total of 2,378,556 RSUs remains available for new grants. The exercise of RSUs is typically either milestones driven (e.g. commissioning of the Greentech plant or achievement of financial targets) or has calendar weighted vesting schedules.

Number of RSUs
Balance, January 1st, 2022	7,422,667

Exercised	(4,759,833)
Granted (1) (2) (3) (4) (5) (6) (7) (8)	3,429,832
Balance, December 31, 2022	6,092,666

Exercised (9)	(5,339,429)
Forfeited (10)	(1,384,003)
Granted (11) (12) (13) (14)	2,891,288
Adjustment (15)	(896,862)
Balance, December 31, 2023	1,363,660
(1)

On September 8, 2021, the Board granted an aggregated 5,000,000 RSUs to the CEO and to a director, who was Co-CEO on December 31, 2022, of the Company (2,500,000 RSUs to each), which vested in four tranches upon the achievement of specified market capitalization targets as follows:

Tranche	Number of RSUs	Market Conditions Vesting Milestones
a.	1,000,000	Increase of market cap to $1.3 billion
b.	1,000,000	Increase of market cap to $1.55 billion
c.	1,000,000	Increase of market cap to $1.8 billion
d.	2,000,000	Increase of market cap to $2 billion
	5,000,000

An additional aggregate of 1,000,000 RSUs will vest (500,000 RSUs to the CEO and 500,000 to the director, who was Co-CEO on December 31, 2022, of the Company) upon approval by the Board of the plan to achieve a net zero carbon target and its subsequent successful execution. Since the Board has not yet approved the plan to achieve the net zero carbon target, the Company has not accrued the additional aggregate of 1,000,000 RSUs.

(2)	On April 5, 2022, the Compensation Committee, delegated by the Board, approved the grant of 50,000 fully vested RSUs to a key consultant of the Company.
(3)

On July 20, 2022, the Board approved the grant of 1,000,000 RSUs to the COO of the Company. These RSUs vest upon the achievement of specific operational goals (“milestones”). These RSUs contain certain non-market performance conditions and were valued using the Company’s share price on grant date. Such performance conditions relate to the achievement of the plant commissioning within a specific forecast, as well as the production of spodumene concentrate with detailed specification throughout a certain period of time. The Company considers that the likelihood of achievement of the milestones is probable, as result such RSUs have been fully accounted for and valued using the share price on the grant date.

(4)

On August 5, 2022, the Company entered into a consulting agreement with an individual, where a total amount of 250,000 RSUs were awarded, being 120,000 immediately vested RSUs, 65,000 RSUs vesting on October 10, 2023 and 65,000 RSUs vesting on October 10, 2024, all of which are subject to Board approval and confirmation by the Compensation Committee, delegated by the Board.

(5)

On October 28, 2022, the Compensation Committee, delegated by the Board, approved the grant of 1,332,332 fully vested RSUs to key employees, directors and designated service providers of the Company. These RSUs were previously accounted for and adjusted once the Compensation Committee approved the grant.

(6)

On December 1, 2022, the Company entered into compensation agreements with four of its directors, where they were awarded a total of 295,000 RSUs. Out of this total, 235,000 RSUs were subject to time based vesting and 60,000 RSUs will vest on the achievement of an increase in the market capitalization of the Company to US$4 billion, conditional on the approval by the Compensation Committee, as delegated by the Board. Therefore, the Company has used a Monte Carlo Simulation methodology to determine the grant date fair value of the 60,000 RSUs which incorporated the following assumptions:

Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price	44.84
Expected dividend rate	0.00%
Probability of success	85.42%

(7)

For 2,382,332 RSUs, upon receiving Board of Directors and Compensation Committee approval, the Company revised the earlier fair value estimate so that the amounts recognized for services received in respect of the grant are based on the grant date fair value. As 1,047,500 of RSUs are subject to Board of Directors and Compensation Committee approval, the Company valued the RSUs based on fair value at December 31, 2022. Once a grant date under IFRS has been established, the Company will revise the earlier estimate so that the amounts recognized for services received in respect of the grant are based on the grant date fair value.

(8)	For the year ended December 31, 2022, the weighted average grant date fair value of RSUs amounted to $36.34.
(9)

As per note (1) above, out of the total number of RSUs exercised in 2023, 2,500,000 RSUs are related to a package granted on September 8, 2021 to the CEO upon the achievement of a certain market capitalization targets. An additional 525,000 RSUs were exercised on December 29th, 2023 by the CEO and Co-Chair related to the achievement of net zero carbon targets (“Net Zero Plan”). This package was granted on September 8th, 2021 with the exercise based on the Board meeting held August 29th, 2023.

(10)

The amount includes 500,000 RSUs granted to a former director (Calvyn Gardner) and related to the conclusion of the Net Zero Plan, given that such director left the Company before the successful execution of the plan. An additional 600,000 RSUs originally granted to a former officer (Brian Talbot), as per note (3) above, were forfeited as he resigned as of September 29th, 2023 before completion of the respective vesting.

(11)

On June 29, 2023, the Compensation Committee, delegated by the Board approved the grant of an additional package of 384,925 RSUs to directors of the Company, being (i) 159,925 RSUs subject to time-based vesting, immediately vested; (ii) 60,000 RSUs subject to the achievement of a market capitalization of US$4 billion by the Company, immediately vested; (iii) 130,000 vested as a cessation of directorship compensation; (iv) and 35,000 subject to time-based vesting, to vest in June,2024. In relation to that grant, 122,500 RSUs were exercised in 2023.

(12)

On September 11, 2023, the Board approved the grant of 146,500 RSUS to the new independent directors of the Company for their 2023/2024-year mandate, as recommended by the Compensation Committee. The 146,500 RSUs are broken down as follows: 60,000 RSUs for Directorship, 26,500 RSUs for Committee Chairmanship or Membership and 60,000 RSUs subject to certain performance metrics that have not been achieved on Dec 31, 2023.

(13)

Out of the total amount of RSUs granted in 2023, 1,023,000 have been accounted as granted due to the existence of a written shared understanding between the awardee and the Company in relation to the packages to be submitted for formal approval by the Board and Compensation Committee. For these packages, the Company valued the RSUs based on fair value as of December 31, 2023. Once a grant date under IFRS has been established, the Company will revise the earlier estimate to reflect the approved grant date fair value.

(14)	For the year ended December 31, 2023, the weighted average grant date fair value of RSUs amounted to $22.25.
(15)

Out of the total amount of RSUs granted in 2023, 896,862 were previously accounted as granted in 2022 due to the existence of a written shared understanding between the awardee and the Company in relation to the packages.

The total stock-based compensation for the year ended December 31, 2023, in shareholders’ equity was $64,330 ($121,040 on December 31,2022), being $46,990 ($110,108 on December 2022) recorded as stock-based compensation expense and the remaining portion, recorded in Deferred exploration and evaluation expenditure, was $16,421 ($8,528 on December 31,2022) and property, plant and equipment was $919 ($2,404 on December 31,2022).

The summary of RSUs granted in 2023 is below:

Number of RSUs
Granted to previous board of directors	384,925
Four independent directors elected on June 30, 2023	146,500
CEO and board member (2021 net zero carbon plan)	525,000
Employees, service providers, and consultants	1,834.863
Total granted in 2023	2,891,288

(b)Stock options

On April 12, 2022, the Company entered into an investor relations agreement with a service provider, where a total of 100,000 stock options were awarded, which have not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board. As of December 31, 2022, 110,000 stock options had been awarded of which 10,000 had been approved and were exercised in October 2023. The Company has used a Black-Scholes valuation methodology to determine the fair value of the stock options throughout the period, with the following assumptions:

	12/31/2023	12/31/2022
Risk-free rate	3.53%	2.52%
Expected equity volatility	58.21%	57.63%
Average share price	45.12	32.18
Expected dividend rate	—	—

Movements in stock options are summarized below:

	Number of	Weighted average
	stock options	exercise price
Balance, December 31, 2022(1)	110,000	—
Exercised (2)	(10,000)	2.23
Balance, December 31, 2023	100,000	$29.84

(1)10,000 options at $2.23 and 100,000 options at $14.65.

(2)10,000 options were exercised on October 17, 2023, when the market price was $39.40.

The following table reflects the stock options issued and outstanding as of December 31, 2023:

Weighted average
		remaining	Number of		Grant date
Exercise		exercisable	options		(exercisable)
Expiry date	price ($)	life (years)	outstanding		fair value
April 12, 2027	$29.84	3.3	100,000	(1)(2)	$29.84
(1)	100,000 exercisable on December 31, 2023
(2)	Such amount has not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board.

During the year ended December 31, 2023 the Company recorded $1,519 ($1,472 on December 31, 2022) in relation to stock-options in stock-based compensation expense.

Accounting Policy

Under the Company’s equity incentive plan (the “Equity Incentive Plan”), selected participants are granted stock options (“Options”) and/or restricted share units (“RSUs”). Each RSU represents the right to receive one common share upon completion of any applicable restricted period (vesting). RSUs are measured at fair value on the grant date. Such equity-settled share-based payment transactions are not remeasured after the grant date’s fair value has been determined. The RSU compensation expense is recognized on a straight-line basis over the vesting period using a graded amortization schedule, with a corresponding charge to Share - based payment reserve capitalized as part of the cost of property, plant and equipment or Deferred exploration and evaluation expenditure for those who are working directly on the project.

Compensation expense for RSUs incorporates an estimate for expected forfeiture rates based on historical forfeitures.

The fair value of share-based payments related to options is measured at grant date and recognized over the period during which the options vest. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of shares issuable in respect of options that are expected to vest.

Share-based payments that are subject to market-based conditions consider the market-based condition in the valuation on the grant date using a Monte Carlo simulation model. Compensation expense is not adjusted if the market condition is not met, so long as the requisite service is provided. Compensation expense is recognized over the vesting period which is based on the estimated date when the market-based condition will be achieved.

For share-based payments that are subject to performance-based conditions, vesting of the awards depends on meeting certain performance-based milestones. At each reporting date, the Company considers whether achievement of a milestone is probable and, if so, records compensation expense based on the portion of the service period elapsed to date with respect to that milestone, with a cumulative catch-up, net of estimated forfeitures. The Company will recognize remaining compensation expense with respect to a milestone, if any, over the remaining estimated service period.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration are identified but cannot be reliably measured, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods and services received.